Lease Commitments	12 Months Ended
Dec. 31, 2011
Lease Commitments [Abstract]
Lease Commitments

17. Lease Commitments

Operating Lease

The Company leases certain offices, manufacturing and research buildings, machinery, automobiles, data processing and other equipment under operating lease contracts. The operating leases, some of which are non-cancellable and include renewals, expire at various dates through 2045. The Company pays most maintenance, insurance and tax expenses relating to leased assets. Rental expense for operating leases was $36.4 million for 2011, $29.4 million for 2010 and $28.3 million for 2009.

At December 31, 2011, future minimum lease payments for non-cancellable operating leases total $98.7 million and are payable as follows (in millions): 2012: $29.3; 2013: $22.5; 2014: $17.3; 2015: $9.4; 2016: $7.8; 2017 and thereafter: $12.4.

Capital Lease

The Company leases certain property, plant and equipment under capital lease contracts. The capital leases expire at various dates through 2015. At December 31, 2011, future minimum lease payments for non-cancellable capital leases total $1.9 million and are payable as follows (in millions): 2012: $0.7; 2013: $0.5; 2014: $0.4; 2015: $0.3; 2016: $0.0; 2017 and thereafter: $0.0.